Operating income	12 Months Ended
Dec. 31, 2024
Revenue [abstract]
Disclosure of revenue [text block]
NOTES ON PROFIT/(LOSS) FROM CONTINUING OPERATIONS
2.1. OPERATING INCOME
The Group’s revenue as of and for the years ended December 31, 2024, 2023 and 2022 reached EUR 9,147 million, EUR 8,514 and EUR 7,551 million, respectively.
The Group´s revenue from contracts with customers, as interpreted by IFRS 15, amounted to EUR 9,024 million, EUR 8,339 million and EUR 7,385 million, respectively (Note 4.4), for the years ended December 31, 2024, 2023 and 2022.
Revenue includes financial income from services provided by the concession operators that apply the financial asset model, totaling EUR 9 million, EUR 10 million and EUR 10 million in 2024, 2023 and 2022, respectively.
Set out below is a breakdown of revenue by segment and comparative figures for 2024, 2023 and 2022:
For the year ended December 31, 2024:

(Million euro)	External sales	Inter-segment sales	Total	Var. %
Construction	6,919	315	7,234	5%
Toll Roads	1,246	10	1,256	16%
Airports	82	9	91	14%
Energy	268	2	270	30%
Other activities (*)	348	172	520	3%
Adjustments	—	(224)	(224)	(4)%
Total	8,864	283	9,147	7%
(*) Corresponds to support services provided by the Corporation Division to the rest of the Group’s businesses, which are eliminated in the consolidation process.
For the year ended December 31, 2023:

(Million euro)	External sales	Inter-segment sales	Total	Var. %
Construction	6,380	489	6,869	9%
Toll Roads	1,084	1	1,085	39%
Airports	80	—	80	48%
Energy	207	—	207	8%
Other activities (*)	350	156	506	9%
Adjustments	—	(233)	(233)	6%
Total	8,101	413	8,514	13%
(*) Corresponds to support services provided by the Corporation Division to the rest of the Group’s businesses, which are eliminated in the consolidation process.
For the year ended December 31, 2022:

(Million euro)	External sales	Inter-segment sales	Total
Construction	5,249	1,031	6,280
Toll Roads	779	1	780
Airports	54	—	54
Energy	191	—	191
Other activities (*)	327	139	466
Adjustments	—	(220)	(220)
Total	6,600	951	7,551
(*) Mainly corresponds to support services provided by the Corporation Division to the rest of the Group’s businesses, which are eliminated in the consolidation process.
The inter-segment sales reached EUR 951 million, and are mainly related to works completed by the Construction Division for the infrastructure concession operators (Note 1.3.2 and Note 6.8).
The breakdown of sales by geographic area is as follows:

(Million euro)	2024	2023	Var. 23/22	2022	Var. 22/21
USA	3,271	2,879	392	2,906	(27)
Poland	2,119	2,160	(41)	1,842	318
Spain	1,582	1,475	107	1,154	321
UK	809	771	38	708	63
Canada	246	161	85	100	61
Other	1,120	1,068	52	841	227
TOTAL	9,147	8,514	633	7,551	963
The Ferrovial Group’s sales in its five main markets accounted for 88% of total sales in 2024 (87% in 2023 and 89% in 2022).